Description of Business	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Description of Business
(1)	DESCRIPTION OF BUSINESS

Delcath Systems, Inc. is an interventional oncology company focused on the treatment of primary and metastatic liver cancers. Our investigational product, “Melphalan Hydrochloride for Injection for use with the Delcath Hepatic Delivery System” (“Melphalan/HDS”), is designed to administer high-dose chemotherapy to the liver while controlling systemic exposure and associated side effects.

Our primary research focus is on ocular melanoma liver metastases (“mOM”) and intrahepatic cholangiocarcinoma (“ICC”) and certain other cancers that are metastatic to the liver. Currently there are few effective treatment options for certain cancers in the liver. Traditional treatment options include surgery, systemic chemotherapy, liver transplant, radiation therapy, interventional radiology techniques, and isolated hepatic perfusion. We believe that Melphalan/HDS and CHEMOSAT represent a potentially important advancement in regional therapy for primary liver cancer and certain other cancers metastatic to the liver and are uniquely positioned to treat the entire liver either as a standalone therapy or as a complement to other therapies.

Our clinical development program for Melphalan/HDS is comprised of the FOCUS Clinical Trial for Patients with Hepatic Dominant Ocular Melanoma (the “FOCUS Trial”), a global registration clinical trial that is investigating objective response rate in mOM, and the ALIGN Trial, a global Phase 3 clinical trial for ICC (the “ALIGN Trial”). Our product also includes a registry for CHEMOSAT commercial cases performed in Europe and sponsorship of select Investigator Initiated Trials.

While we currently utilize third parties to manufacture some components of our product, we also have our own manufacturing operations for certain components of our product and assemble and package our products in Queensbury, New York. See the discussion in Part 1, Item 1 under the caption “Manufacturing and Quality Assurance” above.

We commercialize our product in Europe through alliances with third parties.

Liquidity

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements during the year ended December 31, 2018, the Company incurred net losses of $19.2 million and used $14.7 million of cash for its operating activities. These factors among others raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

The Company’s existence is dependent upon management’s ability to obtain additional funding sources or to enter into strategic alliances. Adequate additional financing may not be available to us on acceptable terms, or at all. If the Company is unable to raise additional capital and/or enter into strategic alliances when needed or on attractive terms, it would be forced to delay, reduce or eliminate our research and development programs or any commercialization efforts. There can be no assurance that the Company’s efforts will result in the resolution of the Company’s liquidity needs. If Delcath is not able to continue as a going concern, it is likely that holders of its Common Stock will lose all of their investment. The accompanying consolidated financial statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales. At December 31, 2018, management believed that its capital resources were adequate to fund operations through March 2019. Additional working capital will be required to continue operations.

Operations of the Company are subject to certain risks and uncertainties, including, among others, uncertainty of product development and clinical trial results; uncertainty regarding regulatory approval; technological uncertainty; uncertainty regarding patents and proprietary rights; comprehensive government regulations; limited commercial manufacturing, marketing or sales experience; and dependence on key personnel. See Note 15 of these notes to the Company’s audited consolidated financial statements relating to subsequent events.